UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: April 30, 2011

Item 1. Schedule of Investments

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%

	Shares	Value
CONSUMER DISCRETIONARY — 7.0%
American Public Education *	145,000	$6,126,250
Capella Education *	110,000	5,456,000
John Wiley & Sons, Cl A	330,000	16,806,900
K12 *	220,000	8,661,400
Matthews International, Cl A	110,000	4,415,400
Strayer Education	44,000	5,450,720
Tupperware Brands	145,000	9,232,150
Wolverine World Wide	169,100	6,709,888

		62,858,708

CONSUMER STAPLES — 9.1%
Alberto Culver	145,000	5,414,300
Flowers Foods	515,000	15,738,400
Lancaster Colony	225,000	13,749,750
Ruddick	365,000	15,154,800
Smart Balance *	665,000	3,178,700
Snyders-Lance	555,000	10,961,250
TreeHouse Foods *	192,000	11,648,640
WD-40	145,000	6,017,500

		81,863,340

ENERGY — 8.9%
Brigham Exploration *	185,000	6,203,050
Gulfport Energy *	220,000	7,488,800
Northern Oil and Gas *	293,000	6,961,680
Oasis Petroleum *	235,000	7,221,550
Oil States International *	75,000	6,225,750
Resolute Energy *	405,000	7,164,450
Rosetta Resources *	145,000	6,659,850
SandRidge Energy *	740,000	9,146,400
Superior Energy Services *	365,000	14,023,300
TETRA Technologies *	585,000	8,640,450

		79,735,280

FINANCIALS — 14.5%
Alleghany *	8,446	2,778,734
Allied World Assurance Company Holdings	265,000	17,217,050
Amtrust Financial Services	50,600	976,580
Argo Group International Holdings	145,000	4,554,450
Arthur J. Gallagher	220,000	6,551,600
Aspen Insurance Holdings	400,000	11,428,000
Brown & Brown	365,000	9,435,250
Cardtronics *	493,700	10,491,125
Financial Engines *	220,000	6,254,600
HCC Insurance Holdings	220,000	7,158,800
Healthcare Realty Trust	585,000	13,361,400
Morningstar	192,700	11,099,520
Navigators Group *	220,000	11,402,600
UMB Financial	405,000	17,054,550

		129,764,259

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 19.3%
American Medical Systems Holdings *	365,000	$10,767,500
athenahealth *	110,000	5,085,300
Bio-Rad Laboratories, Cl A *	110,000	13,763,200
Bio-Reference Laboratories *	220,000	5,546,200
Genomic Health *	220,000	6,006,000
Gen-Probe *	145,000	12,023,400
Immucor *	220,000	4,802,600
Integra LifeSciences Holdings *	245,000	12,815,950
Luminex *	365,000	7,077,350
Masimo	220,000	7,653,800
MedAssets *	550,000	8,811,000
Medidata Solutions *	141,900	3,642,573
Meridian Bioscience	220,000	5,436,200
Myriad Genetics *	445,000	9,540,800
NuVasive *	385,000	11,892,650
SonoSite *	220,000	7,634,000
Techne	95,000	7,382,450
Teleflex	145,000	9,136,450
VCA Antech *	370,000	9,102,000
West Pharmaceutical Services	330,000	15,589,200

		173,708,623

INDUSTRIALS — 14.7%
ABM Industries	590,000	14,348,800
Brady, Cl A	454,900	17,154,279
CIRCOR International	37,000	1,680,910
CLARCOR	330,000	14,912,700
Copart *	220,000	9,981,400
CoStar Group *	145,000	9,862,900
IDEX	330,000	15,483,600
Landstar System	255,000	12,087,000
Raven Industries	35,000	1,902,600
Robbins & Myers	110,000	4,781,700
UTi Worldwide	220,000	4,930,200
Wabtec	145,000	10,350,100
Waste Connections	475,000	14,615,750

		132,091,939

INFORMATION TECHNOLOGY — 16.5%
Blackboard *	315,000	15,154,650
Blue Coat Systems *	290,000	8,352,000
Bottomline Technologies *	370,000	10,278,600
comScore *	365,000	10,880,650
Concur Technologies *	107,500	6,221,025
Constant Contact *	260,000	7,204,600
FARO Technologies *	225,000	9,713,250
Jack Henry & Associates	220,000	7,473,400
LogMeIn *	115,000	4,953,050
Measurement Specialties *	134,300	4,670,954
National Instruments	185,000	5,612,900

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares/
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
NeuStar, Cl A *	370,000	$9,949,300
NICE Systems ADR *	180,000	6,863,400
Progress Software *	290,000	8,598,500
SolarWinds *	475,000	11,509,250
Sourcefire *	150,000	3,993,000
Ultimate Software Group *	145,000	8,120,000
Wright Express *	150,000	8,449,500

		147,998,029

MATERIALS — 5.2%
AptarGroup	295,000	15,472,750
Sensient Technologies	475,000	17,997,750
Silgan Holdings	295,000	13,528,700

		46,999,200

TOTAL COMMON STOCK
(Cost $615,668,617)		855,019,378

REPURCHASE AGREEMENT — 5.8%

Morgan Stanley 0.020%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $51,639,340 (collateralized by a U.S. Inflationary Index Note, par value $52,346,327, 2.500%, 07/15/16, with a total market value of $52,672,105) (Cost $51,639,254)	$51,639,254	51,639,254

TOTAL INVESTMENTS— 101.0% (Cost $667,307,871)†		$906,658,632

Percentages are based on Net Assets of $897,940,229.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $667,307,871, and the unrealized appreciation and depreciation were $246,501,949 and $(7,151,188) respectively.

As of April 30, 2011, all of the Fund’s investments were considered Level 1, with the exception of the repurchase agreement, which is Level 2, in accordance with ASC 820.

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CSC-QH-001-1300

The Advisors’ Inner Circle Fund II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%

	Shares	Value
CONSUMER DISCRETIONARY — 4.4%
Apollo Group, Cl A *	24,000	$960,720
DeVry	20,500	1,084,450
John Wiley & Sons, Cl A	15,000	763,950
Tupperware Brands	20,000	1,273,400
VF	8,500	854,760

		4,937,280

CONSUMER STAPLES — 16.6%
Avon Products	71,000	2,085,980
Brown-Forman, Cl B	9,000	646,740
Church & Dwight	19,500	1,608,360
Clorox	33,000	2,298,780
Energizer Holdings *	28,500	2,152,605
Flowers Foods	38,000	1,161,280
H.J. Heinz	34,000	1,741,820
Kellogg	37,500	2,147,625
Molson Coors Brewing, Cl B	39,000	1,901,250
Ralcorp Holdings *	35,000	2,723,000

		18,467,440

ENERGY — 10.3%
Brigham Exploration *	41,500	1,391,495
Continental Resources *	14,500	995,860
Denbury Resources *	98,000	2,211,860
Dresser-Rand Group *	14,500	761,830
Pioneer Natural Resources	13,000	1,328,990
Superior Energy Services *	47,000	1,805,740
Ultra Petroleum *	22,500	1,142,775
Whiting Petroleum *	26,500	1,841,750

		11,480,300

FINANCIALS — 12.8%
Allied World Assurance Company Holdings	28,000	1,819,160
HCC Insurance Holdings	76,000	2,473,040
IntercontinentalExchange *	4,000	481,400
Invesco	46,500	1,156,455
Morningstar	20,000	1,152,000
Northern Trust	43,000	2,149,570
W.R. Berkley	76,500	2,494,665
Willis Group Holdings	62,000	2,561,840

		14,288,130

HEALTH CARE — 22.1%
Allergan	22,000	1,750,320
Beckman Coulter	21,500	1,781,275
Bio-Rad Laboratories, Cl A *	14,000	1,751,680
C.R. Bard	16,500	1,761,375
Cerner *	8,500	1,021,530

The Advisors’ Inner Circle Fund II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Gen-Probe *	31,000	$2,570,520
Hologic *	62,500	1,376,250
Intuitive Surgical *	3,700	1,293,890
Laboratory Corporation of America Holdings *	18,000	1,736,460
Life Technologies *	41,500	2,290,800
Myriad Genetics *	55,500	1,189,920
Pharmaceutical Product Development	28,000	863,800
ResMed *	42,000	1,339,380
St. Jude Medical	28,000	1,496,320
West Pharmaceutical Services	27,000	1,275,480
Zimmer Holdings *	18,000	1,174,500

		24,673,500

INDUSTRIALS — 12.6%
AMETEK	20,000	920,800
Copart *	26,500	1,202,305
Dover	14,000	952,560
Flowserve	8,000	1,012,960
IDEX	39,500	1,853,340
Landstar System	24,000	1,137,600
Pentair	22,000	883,520
Republic Services, Cl A	41,500	1,312,230
Roper Industries	13,000	1,124,370
Verisk Analytics, Cl A *	63,500	2,089,150
Waste Connections	50,000	1,538,500

		14,027,335

INFORMATION TECHNOLOGY — 13.5%
Adobe Systems *	39,000	1,308,450
Altera	29,000	1,412,300
Ansys *	23,000	1,271,670
Check Point Software Technologies *	22,000	1,208,460
Citrix Systems *	8,500	716,890
Concur Technologies *	13,500	781,245
IHS, Cl A *	10,500	926,520
Intuit *	37,500	2,083,500
National Instruments	46,900	1,422,946
NetApp *	25,000	1,299,500
NeuStar, Cl A *	44,000	1,183,160
Rovi *	28,500	1,383,960

		14,998,601

MATERIALS — 3.8%
AptarGroup	26,500	1,389,925
Ecolab	34,000	1,793,840
Nalco Holding	36,000	1,051,560

		4,235,325

The Advisors’ Inner Circle Fund II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2011
(Unaudited)
COMMON STOCK — continued

	Face Amount	Value
TOTAL COMMON STOCK (Cost $81,578,676)		$107,107,911

REPURCHASE AGREEMENT — 5.2%

Morgan Stanley 0.020%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $5,755,774 (collateralized by a U.S. Inflationary Index Note, par value $5,834,576, 2.500%, 07/15/16, with total market value $5,870,887) (Cost $5,755,765)	$5,755,765	5,755,765

TOTAL INVESTMENTS— 101.3% (Cost $87,334,441)†		$112,863,676

Percentages are based on Net Assets of $111,439,825.

*	Non-income producing security.

Cl—Class

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $87,334,441, and the unrealized appreciation and depreciation were $26,165,613 and $(636,378) respectively.

As of April 30, 2011, all of the Fund’s investments were considered Level 1, with the exception of the repurchase agreement, which is Level 2, in accordance with ASC 820.

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CSC-QH-002-0600

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Philip T. Masterson Philip T. Masterson
President
Date: June 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson Philip T. Masterson
President

Date: June 29, 2011

By	/s/ Michael Lawson Michael Lawson Treasurer, Controller and Chief Financial Officer

Date: June 29, 2011